UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07250

Name of Fund: BlackRock Broad Investment Grade 2009 Term Trust, Inc. (BCT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Broad Investment Grade 2009 Term Trust, Inc., 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2009

Date of reporting period: 07/31/2009

Item 1 – Schedule of Investments

BlackRock Broad Investment Grade 2009 Term Trust, Inc.
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Asset-Backed Securities	(000)	Value
	Global Rated Eligible Asset Trust Series 1998-A Class 1,
	7.45%, 9/15/07 (a)(b)(c)	$ 234	$ 23
	Structured Mortgage Asset Residential Trust Series 2, 8.24%,
	11/07/07 (a)(b)	568	57
	Total Asset-Backed Securities - 0.0%		80
Industry	Corporate Bonds
Electric Utilities - 2.7%	Entergy Gulf States, Inc., 1.07%, 12/01/09 (d)	1,000	995,819
	Total Corporate Bonds - 2.7%		995,819
	Non-Agency Mortgage-Backed Securities
Collateralized Mortgage	JPMorgan Mortgage Trust Series 2006-A7 Class 2A2,
Obligations - 4.8%	5.79%, 1/25/37 (d)	1,068	750,998
	Nomura Asset Acceptance Corp. Series 2004-AR4 Class 2A3,
	0.62%, 12/25/34 (d)	54	42,745
	Structured Adjustable Rate Mortgage Loan Trust Series 2004-
	11 Class A, 4.07%, 8/25/34 (d)	366	354,053
	WaMu Mortgage Pass-Through Certificates Series 2005-AR4
	Class A3, 4.59%, 4/25/35 (d)	635	629,574
	Total Non-Agency Mortgage-Backed Securities - 4.8%		1,777,370
	U.S. Government Sponsored Agency Mortgage-Backed
	Securities
Fannie Mae Guaranteed Pass-Through Certificates:
	5.50%, 1/01/17 - 2/01/17	209	220,995
	6.50%, 7/01/29	8	8,499
	Total U.S. Government Sponsored Agency Mortgage-Backed
	Securities - 0.6%		229,494
	U.S. Government Sponsored Agency Mortgage-Backed
Securities - Collateralized Mortgage Obligations

	Freddie Mac Multiclass Certificates Series 1510 Class G,
	7.05%, 5/15/13	916	975,599
	Freddie Mac Multiclass Certificates Series 2517 Class SE,
	15.57%, 10/15/09 (d)	116	117,288
	Total U.S. Government Sponsored Agency Mortgage-Backed
	Securities - Collateralized Mortgage Obligations - 2.9%		1,092,887
U.S. Government Sponsored Agency Obligations

	Fannie Mae, 6.05%, 10/09/19 (e)(f)	50,000	27,874,550
	Total U.S. Government Sponsored Agency Obligations - 74.6%		27,874,550
	U.S. Government Sponsored Interest Only
	Fannie Mae Trust Series 1992-174 Class S,
	0.10%, 9/25/22 (d)	1,970	5,350
	Fannie Mae Trust Series 1993-49 Class L, 0.45%, 4/25/13	1,179	6,742
	Fannie Mae Trust Series G-21 Class L, 0.95%, 7/25/21	185	3,611
	Freddie Mac Multiclass Certificates Series 65 Class I, 0.50%,
	8/15/20	603	11,178
	Freddie Mac Multiclass Certificates Series 141 Class H,
	1.06%, 5/15/21	99	2,194
	Total U.S. Government Sponsored Interest Only - 0.1%		29,075

1

BlackRock Broad Investment Grade 2009 Term Trust, Inc.
Schedule of Investments July 31, 2009 (Unaudited)				(Percentages shown are based on Net Assets)
Value
Total Long-Term Investments
			(Cost - $32,041,408) - 85.7%			$31,999,275
			Short-Term Securities		Shares
			BlackRock Liquidity Funds, TempFund, 0.29% (g)(h)		5,537,000	5,537,000
Total Short-Term Securities
			(Cost - $5,537,000) - 14.8%			5,537,000
Total Investments
			(Cost - $37,578,408*) - 100.5%			37,536,275
			Liabilities in Excess of Other Assets - (0.5)%			(194,681)
			Net Assets - 100.0%			$ 37,341,594
*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2009, as computed for federal income tax purposes, were as follows:
	Aggregate cost		$ 37,578,691
	Gross unrealized appreciation		$ 488,282
	Gross unrealized depreciation		(530,698)
	Net unrealized depreciation		$ (42,416)
(a)	Non-income producing security.
(b)	Issuer filed for bankruptcy and/or is in default of interest payments.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Variable rate security. Rate shown is as of report date.
(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(f)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(g)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, were as follows:
	Affiliate		Net Activity	Income
	BlackRock Liquidity Funds, TempFund		5,537,000	$ 5,520
(h)	Represents the current yield as of report date.
•	Financial futures contracts sold as of July 31, 2009 were as follows:
			Expiration		Face	Unrealized
	Contracts	Issue	Date		Value	Appreciation
	286	10-Year U.S. Treasury Bond	September 2009	$ 34,230,082		$ 687,644
•	Interest rate swaps outstanding as of July 31, 2009 were as follows:
Notional
	Fixed	Floating			Amount	Unrealized
	Rate	Rate	Counterparty	Expiration	(000)	Appreciation
	2.74%(1)	3-month
		LIBOR	Deutsche Bank AG	October 2010	$ 2,100	$ 46,201
	2.75%(1)	3-month	Credit Suisse
		LIBOR	International	October 2010	$ 2,100	46,266
	Total					$ 92,467
(1) Fund pays floating interest rate and receives fixed rate.
2

BlackRock Broad Investment Grade 2009 Term Trust, Inc.
Schedule of Investments July 31, 2009 (Unaudited)
• Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements.
Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.
The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the Fund's investments:
Valuation	Investments in
Inputs	Securities
Assets
Level 1 - Short-Term
Securities	$ 5,537,000
Level 2 - Long-Term
Investments[1]	30,894,144
Level 3
Long-Term Investments:
Asset-Backed
Securities	80
Non-U.S.
Government
Sponsored
Agency Mortgage-
Backed
Securities	1,105,051
Total Level 3	1,105,131
Total	$ 37,536,275
[1] See above Schedule of Investments for values in each security type excluding the security types in Level 3 within the table.
3

BlackRock Broad Investment Grade 2009 Term Trust, Inc.
Schedule of Investments July 31, 2009 (Unaudited)
Other Financial
Instruments[2]
Assets
Level 1	$ 687,644
Level 2	92,467
Level 3	-
Total	$ 780,111
[2] Other financial instruments are swaps and financial futures contracts. Swaps and financial futures contracts are shown at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:
Non-U.S. Government
Sponsored Agency
	Asset-Backed	Mortgage-Backed	Investments in
	Securities	Securities	Securities
Balance, as of November 1, 2008	$ 80	-	$ 80
Accrued discounts/premiums	-	-	-
Realized gain (loss)	-	-	-
Change in unrealized appreciation
(depreciation)	-	-	-
Net purchases (sales)	-	-	-
Net transfers in/out of Level 3	-	$ 1,105,051	1,105,051
Balance, as of July 31, 2009	$ 80	$ 1,105,051	$ 1,105,131
4

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Broad Investment Grade 2009 Term Trust, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Broad Investment Grade 2009 Term Trust, Inc.

Date: September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Broad Investment Grade 2009 Term Trust, Inc.

Date: September 22, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Broad Investment Grade 2009 Term Trust, Inc.

Date: September 22, 2009